Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Commercialization revenue received	$ 2,219	$ 1,995
Government grants and tax incentives received		24
Payments to suppliers and employees (inclusive of goods and services tax)	(16,566)	(20,222)
Interest received	60	4
Net cash (outflows) in operating activities	(14,287)	(18,199)
Cash flows from investing activities
Investment in fixed assets	(153)	(99)
Payments for licenses	(50)
Net cash (outflows) in investing activities	(203)	(99)
Cash flows from financing activities
Payment of transaction costs from borrowings	(151)	(100)
Interest and other costs of finance paid	(1,381)	(1,407)
Proceeds from issue of shares	45,065	147
Payments for share issue costs	(2,565)	(104)
Payments for lease liabilities	(670)	(686)
Net cash inflows/(outflows) by financing activities	40,298	(2,150)
Net increase/(decrease) in cash and cash equivalents	25,808	(20,448)
Cash and cash equivalents at beginning of period	60,447	136,881
FX (loss) on the translation of foreign bank accounts	(753)	(477)
Cash and cash equivalents at end of period	$ 85,502	$ 115,956